Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	$ 98,944,000	$ 138,318,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	22,271,000	60,992,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	76,226,000	68,812,000
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31		8,102,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	121,984,000	110,616,000	$ 127,072,000
Net income/(loss) attributable to the shareholders of equity investee	19,797,000	16,860,000	20,776,000
Dividends declared	(93,957,000)		(45,128,000)
Other comprehensive (loss)/income	(3,264,000)	(5,492,000)	7,896,000
Closing net assets after non-controlling interests as at December 31	44,541,000	121,984,000	110,616,000
Group's share of net assets	22,271,000	60,992,000	55,308,000
Carrying amount of investments as at December 31	22,271,000	60,992,000	55,308,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Impact of change in accounting policy (ASC 842)	(19,000)
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	131,778,000	132,731,000	150,134,000
Net income/(loss) attributable to the shareholders of equity investee	61,309,000	59,767,000	55,623,000
Dividends declared	(41,654,000)	(54,923,000)	(81,299,000)
Other comprehensive (loss)/income	(4,672,000)	(5,797,000)	8,273,000
Closing net assets after non-controlling interests as at December 31	146,759,000	131,778,000	132,731,000
Group's share of net assets	73,380,000	65,889,000	66,365,000
Goodwill	2,846,000	2,923,000	3,052,000
Carrying amount of investments as at December 31	76,226,000	68,812,000	69,417,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Impact of change in accounting policy (ASC 842)	(2,000)
Innovation Platform | Other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	447,000
Innovation Platform | NSPL and other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31		8,514,000	19,512,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	16,203,000	38,401,000	33,611,000
Net income/(loss) attributable to the shareholders of equity investee	199,000	(38,198,000)	(9,210,000)
Acquisition (Note 2)	$ (16,402,000)
Investments		16,000,000	14,000,000
Closing net assets after non-controlling interests as at December 31		16,203,000	38,401,000
Group's share of net assets		8,102,000	19,201,000
Carrying amount of investments as at December 31		$ 8,102,000	$ 19,201,000